Fees Summary	Dec. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 112,722,018.87
Previously Paid Amount	0.00
Total Fee Amount	15,566.91
Total Offset Amount	0.00
Net Fee	$ 15,566.91